Consolidated Statements of Operations and Comprehensive Income - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Apr. 02, 2022	Mar. 27, 2021	Jan. 01, 2022	Dec. 26, 2020	Dec. 28, 2019
REVENUE
Total Revenue	$ 229,520	$ 152,824	$ 750,150	$ 548,973	$ 565,292
Cost of sales	152,950	99,531	498,787	345,150	368,395
GROSS PROFIT	76,570	53,293	251,363	203,823	196,898
OPERATING EXPENSE
Selling and marketing	13,349	9,458	46,295	34,532	34,545
General and administrative	28,106	19,586	111,981	76,946	75,693
Contingent consideration and earnout fair value adjustments			687	(2,175)	0
Operating Expenses	41,455	29,044	158,963	109,303	110,237
INCOME FROM OPERATIONS	35,115	24,249	92,400	94,521	86,660
Interest expense	(8,775)	(8,126)	(32,876)	(36,011)	(42,576)
Other expense	(28)	(1,559)	(3,324)	441	(4,050)
Change in fair value of derivative warrant liabilities			(5,918)	0	0
Other Expense, Net	(8,804)	(9,685)	(42,118)	(35,570)	(46,625)
INCOME BEFORE TAXES	26,311	14,564	50,283	58,951	40,035
Provision (benefit) for Income Taxes	6,607	(155)	6,481	2,114	636
NET INCOME	19,704	14,719	43,801	56,837	39,399
Other Comprehensive Income (Loss)	(516)	311	(722)	1,926	481
COMPREHENSIVE INCOME	19,188	15,030	43,080	58,762	39,881
Net income attributable to common stockholders	$ 19,704	$ 14,719	$ 43,801	$ 56,837	$ 39,399
Weighted-average shares outstanding, basic and diluted (Note 16)
Basic	146,561,717	66,145,633	107,875,018	65,843,575	65,271,283
Diluted	146,832,889	66,145,633	108,977,811	65,843,575	65,271,283
Net income per share, basic and diluted (Note 16)
Basic	$ 0.13	$ 0.22	$ 0.41	$ 0.86	$ 0.6
Diluted	$ 0.13	$ 0.22	$ 0.4	$ 0.86	$ 0.6
Sales of product
REVENUE
Total Revenue	$ 197,306	$ 121,696	$ 619,967	$ 439,458	$ 460,071
Sales of services
REVENUE
Total Revenue	$ 32,214	$ 31,128	$ 130,182	$ 109,516	$ 105,221